MEMBER MANAGEMENT FEES PAYABLE -Schedule of members management fees payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Member Management Fee Payable [Abstract]
Member management fees payable	¥ 15,570	¥ 45,841